Financial instruments - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	$ 220	$ 218
Senior Notes Due 2026, 2029, 2030 and 2049
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	2,906	3,036
Measured at amortized cost or cost | Senior Notes Due 2026, 2029, 2030 and 2049
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	2,726	2,726
Level 3 | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(149)	(157)	$ (192)	$ (243)
Level 3 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at fair value and amortized cost or cost	37	28	21	31
Level 3 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at fair value and amortized cost or cost	15	24	$ 41	$ 61
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	368	355
Current financial assets	717	936
Financial assets at fair value and amortized cost or cost	1,085	1,291
Financial liabilities at fair value and amortized cost	(4,271)	(4,275)
Recurring fair value measurement | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(149)	(157)
Recurring fair value measurement | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(4)	(7)
Recurring fair value measurement | Measured at amortized cost or cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(4,118)	(4,111)
Recurring fair value measurement | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(3,986)	(3,949)
Recurring fair value measurement | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(132)	(162)
Recurring fair value measurement | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	37	28
Recurring fair value measurement | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	10	12
Recurring fair value measurement | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	148	137
Recurring fair value measurement | Measured at FVPL | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	445	625
Recurring fair value measurement | Measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	5	12
Recurring fair value measurement | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	3	3
Recurring fair value measurement | Measured at amortized cost or cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	173	178
Current financial assets	264	296
Financial assets at fair value and amortized cost or cost	437	474
Recurring fair value measurement | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	113	117
Current financial assets	105	107
Recurring fair value measurement | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	38	39
Current financial assets	30	29
Recurring fair value measurement | Measured at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	22	22
Recurring fair value measurement | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	62	88
Recurring fair value measurement | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	67	72
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	148	137
Current financial assets	445	625
Financial assets at fair value and amortized cost or cost	593	762
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	148	137
Recurring fair value measurement | Level 1 | Measured at FVPL | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	445	625
Recurring fair value measurement | Level 1 | Measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	3	3
Financial assets at fair value and amortized cost or cost	3	3
Financial liabilities at fair value and amortized cost	(4)	(7)
Recurring fair value measurement | Level 2 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(4)	(7)
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	3	3
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	47	40
Current financial assets	5	12
Financial assets at fair value and amortized cost or cost	52	52
Financial liabilities at fair value and amortized cost	(149)	(157)
Recurring fair value measurement | Level 3 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(149)	(157)
Recurring fair value measurement | Level 3 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	37	28
Recurring fair value measurement | Level 3 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	10	12
Recurring fair value measurement | Level 3 | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at FVPL | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	5	12
Recurring fair value measurement | Level 3 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	$ 0	$ 0